Note 33 - Commitments and guarantees given	12 Months Ended
Dec. 31, 2018
Commitments and Guarantees given
Disclosure of commitments and guarantees given

33. Commitments and guarantees given

The breakdown of the balance under these headings in the accompanying consolidated balance sheets is as follows:

Loan commitments, financial guarantees and other commitments (Millions of euros)
	Notes	2018	2017	2016
Loan commitments given	7.3.2	118,959	94,268	107,254
of which: defaulted		247	537	411
Central banks		-	1	1
General governments		2,318	2,198	4,354
Credit institutions		9,635	946	1,209
Other financial corporations		5,664	3,795	4,155
Non-financial corporations		58,405	58,133	71,710
Households		42,936	29,195	25,824
Financial guarantees given (*)	7.3.2	16,454	16,545	18,267
of which: defaulted		332	278	278
Central banks		2	-	-
General governments		159	248	103
Credit institutions		1,274	1,158	1,553
Other financial corporations		730	3,105	722
Non-financial corporations		13,970	11,518	15,354
Households		319	516	534
Other commitments and guarantees given	7.3.2	35,098	45,738	42,592
of which: defaulted		408	461	402
Central banks		1	7	12
General governments		248	227	372
Credit institutions		5,875	15,330	9,880
Other financial corporations		2,990	3,820	4,892
Non-financial corporations		25,723	25,992	27,297
Households		261	362	138
Total Loan commitments and financial guarantees		170,511	156,551	168,113

(*) Non performing financial guarantees given amounted to €740, €739 and €680 million, respectively, as of December 31, 2018, December 31, 2017, and December 31, 2016, respectively.

As of December 31, 2018, the provisions for loan commitments given, financial guarantees given and other commitments and guarantees given, recorded in the consolidated balance sheet amounted €338 million, €252 million and €45 million, respectively.

Since a significant portion of the amounts above will expire without any payment being made by the consolidated entities, the aggregate balance of these commitments cannot be considered the actual future requirement for financing or liquidity to be provided by the BBVA Group to third parties.

In the years 2018, 2017 and 2016, no issuance of debt securities carried out by associates of the BBVA Group, joint venture entities or non-Group entities have been guaranteed.